Transactions With Related Parties	6 Months Ended
Jun. 30, 2014
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 12: TRANSACTIONS WITH RELATED PARTIES
The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings. The $40,000 facility has a margin of LIBOR plus 300 bps and a pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. As of June 30, 2014, there was no outstanding amount under this facility.
Management fees: Pursuant to a Management Agreement dated May 28, 2010 as amended on May 4, 2012 (the “Management Agreement”), Navios Holdings provided for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee through May 28, 2014. This daily fee covered all of the vessels' operating expenses, other than certain fees and costs. Drydocking expenses were fixed for the first four years under this agreement for up to $300 per LR1 and MR2 product tanker vessel and were reimbursed at cost for VLCC vessels.
In May 2014, Navios Acquisition extended the duration of its existing Management Agreement with Navios Holdings, until May 2020 and fixed the fees for ship management services of its owned fleet for two additional years through May 2016 at current rates for product tanker and chemical tanker vessels, being $6.0 daily rate per MR2 product tanker and chemical tanker vessel and $7.0 daily rate per LR1 product tanker vessel and reduced the rate by 5% to $9.5 daily rate per VLCC vessel. Drydocking expenses under this Management Agreement will be reimbursed at cost at occurrence for all vessels.
Effective March 30, 2012, Navios Acquisition can, upon request to the Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than December 31, 2014, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Total management fees for each of the three month periods ended June 30, 2014 and 2013 amounted to $23,787 and $15,826, respectively. Total management fees for each of the six month periods ended June 30, 2014 and 2013 amounted to $46,087 and $29,924, respectively.
General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an administrative services agreement with Navios Holdings, expiring on May 28, 2015, pursuant to which Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. For the six month periods ended June 30, 2014 and 2013 the administrative services rendered by Navios Holdings amounted to $3,498 and $1,414, respectively.  For the three month periods ended June 30, 2014 and 2013 the administrative services rendered by Navios Holdings amounted to $1,803 and $754, respectively.
In May 2014, Navios Acquisition extended the duration of its existing Administrative Services Agreement with Navios Holdings, until May 2020 pursuant to its existing terms.
Balance due to related parties: Amounts due to related parties as of June 30, 2014 and December 31, 2013 was $14,269 and $7,992, respectively, of which the current account payable to Navios Holdings and its subsidiaries was $7,100 and $2,848, respectively, and the long term payable was $7,169 and $5,144, respectively. The balance mainly consisted of management fees administrative fees, drydocking costs and other expenses.
Omnibus agreement: Navios Acquisition entered into the Acquisition Omnibus Agreement with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
Revolving Loans to Navios Europe: Navios Holdings, Navios Acquisition and Navios Partners will make available to Navios Europe (in each case, in proportion to their ownership interests in Navios Europe) up to $24,100 to fund working capital requirements under the Navios Revolving Loans. See Note 7 for the Investment in Navios Europe and respective ownership interests. The Navios Revolving Loans earn a 12.7% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. As of June 30, 2014, Navios Acquisition's portion of the outstanding amount relating to the investment in Navios Europe was $4,750, under caption “Investment in affiliates” and the outstanding amount relating to the Navios revolving loans was $5,491, under caption “Loan receivable from affiliates.” As of June 30, 2014, the amount undrawn from the revolving facility was $12,540 of which Navios Acquisition was committed to fund $5,957.